Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of joint ventures	Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the years ended December 31,	2022	2021
Revenue	383	439
Expenses	350	395
Net Earnings (Loss)	33	44
Balance Sheet

As at December 31,	2022	2021
Current Assets (1)	247	167
Non-Current Assets	1,926	1,433
Current Liabilities	160	62
Non-Current Liabilities	1,293	896
Net Assets	720	642
(1)Includes cash and cash equivalents of $64 million (December 31, 2021 – $46 million).